Dividends (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Cash Dividends [Abstract]
Dividends
Dividends declared in Canadian equivalent dollars during the year were as follows:

	2015		2014
	Dividend	Dividend per share	Dividend	Dividend per share
Common shares	$124,831	$0.4867	$83,097	$0.3695
Series A preferred shares	$5,400	$1.1250	$5,400	$1.1250
Series D preferred shares	$5,000	$1.2500	$4,103	$1.0257